Taxes - Income Tax reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Taxes
Accounting Loss before income taxes	$ (73,763)	$ (35,767)
Canadian Statutory tax rate	23.00%	23.00%
Expected income tax recovery based on statutory rates	$ (16,966)	$ (8,226)
Increase (decrease) in taxes resulting from:
Non-deductible items	(979)	1,046
Tax on dispositions		813
Change in tax rates and subsidiary rate differential	(2,531)	82
Revaluation of tax estimates	(3,798)	1,344
Goodwill Impairment	12,134
Change in unrecognized deferred tax assets	7,796	3,875
Other items	1,429	336
Total	$ (2,915)	$ (730)